INCOME TAX	12 Months Ended
Dec. 31, 2018
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for the years ended December 31, 2016, 2017 and 2018. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in the years ended December 31, 2016, 2017 and 2018.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation and in reliance on the provisions of the Netherlands-Russia tax treaty. Due to the so‑called participation exemption, dividends distributed by the Company’s Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

Income tax expense for the years ended December 31, 2016, 2017 and 2018 consisted of the following:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Current tax expense —Russia	(4,908)	(5,640)	(8,220)	(118.3)
Current tax expense —Netherlands	—	(503)	(1,672)	(24.1)
Current tax expense—other	(280)	(296)	(573)	(8.3)
Total current tax expense	(5,188)	(6,439)	(10,465)	(150.7)
Deferred tax benefit – Russia	331	1,108	1,254	18.0
Deferred tax benefit – Netherlands	374	346	270	3.9
Deferred tax benefit—other	159	59	338	4.9
Total deferred tax benefit	864	1,513	1,862	26.8
Total income tax expense	(4,324)	(4,926)	(8,603)	(123.9)

The components of income before income tax expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Income before income tax expense —Russia	15,683	18,269	35,397	509.5
(Loss)/income before income tax expense —Netherlands	(5,030)	(6,140)	17,665	254.3
Income before income tax expense —other	454	1,453	1,402	20.2
Total income before income tax expense	11,107	13,582	54,464	784.0

The amount of income before income tax expense in Netherlands in the year ended December 31, 2018 includes the effect of deconsolidation of Yandex.Market (Note 4) in the amount of RUB 28,244 ($406.6) which is non-taxable.

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income before income taxes reconciled to the reported amount of income tax expense is as follows for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Expected expense at Dutch statutory income tax rate of 25%	2,776	3,396	13,616	196.0
Effect of:
Tax on inter-company dividends	449	872	802	11.5
Non-deductible share-based compensation	848	1,048	1,638	23.6
Other expenses not deductible for tax purposes	374	612	721	10.4
Accrual/(reversal) of unrecognized tax benefit	944	227	(102)	(1.5)
Effect of deconsolidation of Yandex.Market	—	—	(7,061)	(101.6)
Difference in foreign tax rates	(1,460)	(1,331)	(1,932)	(27.7)
Change in valuation allowance	145	332	850	12.2
Other	248	(230)	71	1.0
Income tax expense	4,324	4,926	8,603	123.9

Movements in the valuation allowance are as follows:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Balance at the beginning of the period	(837)	(659)	(922)	(13.3)
Charges to expenses	(145)	(332)	(850)	(12.2)
Foreign currency translation adjustment	323	69	42	0.6
Balance at the end of the period	(659)	(922)	(1,730)	(24.9)

As of December 31, 2017 and 2018, the Company included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 117 and RUB 32  ($0.5), respectively, as a component of other accrued liabilities, non-current and RUB nil and RUB 36  ($0.5), respectively, as a component of accounts payable and accrued liabilities. As of December 31, 2017 and 2018, RUB 290 and RUB 239 ($3.4), respectively, of unrecognized tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of the income tax expense in the years ended December 31, 2016, 2017 and 2018 resulted in an expense of RUB 170, an expense of RUB 99 and a benefit of RUB 50 ($0.7), respectively. In the first half of year 2019 the Company anticipates a refund of RUB 291 ($4.2)  of income taxes and RUB 126 ($1.8) of interest and penalties settled in 2017 with the taxing authority under the tax audit for the years 2013-2014 following resolution of the taxing authority to reduce tax assessment. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits is as follows:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Balance at the beginning of the period	37	580	290	4.2
Increases related to prior years tax positions	478	98	9	0.1
Decreases related to prior years tax positions	(9)	(13)	(111)	(1.6)
Increases related to current year tax positions	74	41	51	0.7
Settlements	—	(416)	—	—
Balance at the end of the period	580	290	239	3.4

Temporary differences between the tax and accounting bases of assets and liabilities and carryforwards give rise to the following deferred tax assets and liabilities as of December 31, 2017 and 2018:

	2017	2018	2018
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	1,638	2,696	38.8
Net operating loss carryforward	2,383	3,254	46.8
Intangible assets	337	399	5.7
Property and equipment	156	553	8.0
Other	51	28	0.5
Total deferred tax asset	4,565	6,930	99.8
Valuation allowance	(922)	(1,730)	(24.9)
Total deferred tax asset, net of valuation allowance	3,643	5,200	74.9
Deferred tax liability
Convertible debt discount	(138)	—	—
Property and equipment	(511)	(1,129)	(16.3)
Intangible assets	(311)	(1,684)	(24.2)
Unremitted earnings	(1,456)	(510)	(7.3)
Other	(15)	(210)	(3.1)
Total deferred tax liability	(2,431)	(3,533)	(50.9)
Net deferred tax asset/(liability)	1,212	1,667	24.0
Net deferred tax assets	2,171	3,239	46.6
Net deferred tax liabilities	(959)	(1,572)	(22.6)

As of December 31, 2018, Yandex N.V. had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 3,501  ($50.4). These NOLs expire in the 2025-2027 tax years. As of December 31, 2018, a benefit of RUB 239  ($3.4) related to the Dutch NOLs described above would be recorded by the Company in additional paid‑in capital if and when realized.

As of December 31, 2018, the Group had NOLs for Russian income tax purposes of RUB 6,318  ($90.9). In Russia the indefinite term of carryforward of tax losses was introduced in November 2016 for tax losses generated in all years, whereas previously restricted to 10 years. The law also specified that the tax base for each of the years of 2017-2020 may be reduced by 50% maximum of tax losses carried forward.

As of December 31, 2018, the Dutch entities of the Group (other than Yandex N.V. described above) also had NOLs for Dutch income tax purposes of RUB 4,878 ($70.2). For Dutch corporate tax purposes tax losses incurred in 2018 may be set against taxable profit of the tax years 2019 up to and including 2027.

The Company did not provide for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries in 2012 and earlier years because they were considered indefinitely reinvested outside of the Netherlands. The Company has accrued for a 5% dividend withholding tax on the portion of the current year profit of the Company’s principal Russian operating subsidiary that is considered not to be indefinitely reinvested in Russia. Historically, this only included profits generated starting in 2014. The Company also provided in 2017 for a 5% dividend withholding tax on the portion of the profit for 2013 of the Company’s principal Russian operating subsidiary that was considered not to be indefinitely reinvested in Russia. As of December 31, 2018, the amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 71,752 ($1,032.8). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUB 3,588 ($51.6).

The tax years 2017-2018 remain open for examination by the Russian tax authorities with respect to the Company’s principal Russian operating subsidiary, Yandex LLC. A tax audit of Yandex LLC covering the tax years 2015-2016 was completed by the Russian tax authorities in 2018 and all related income tax charges assessed were fully accrued in the Company’s consolidated financial statements as of December 31, 2018. The tax years 2014-2018 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.